Trade and other receivables (Details 2) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Percentage of representation	100.00%	100.00%
Total	$ 21,147,000,000	$ 68,975,000,000
Non-past Due [Member]
Statement [Line Items]
Total	5,650,000,000	55,872,000,000
Allowance [Member]
Statement [Line Items]
Total	999,000,000	5,783,000,000
Allowance [Member] | Sale of Communications Equipments [Member]
Statement [Line Items]
Total		703,000,000
Up To 3 Months [Member]
Statement [Line Items]
Total	1,119,000,000	5,779,000,000
From 3 To 6 Months [Member]
Statement [Line Items]
Total	367,000,000	506,000,000
Over 6 Months [Member]
Statement [Line Items]
Total	678,000,000	1,035,000,000
Communications Service [Member] | Over 6 Months [Member]
Statement [Line Items]
Total		671,000,000
Non-past Due [Member] | Communications Services [Member]
Statement [Line Items]
Total	$ 8,922,000,000	$ 18,384,000,000
Agricultural Products [Member]
Statement [Line Items]
Percentage of representation	16.30%	10.94%
Total	$ 3,450,000,000	$ 7,549,000,000
Agricultural Products [Member] | Non-past Due [Member]
Statement [Line Items]
Total	3,412,000,000	4,545,000,000
Agricultural Products [Member] | Allowance [Member]
Statement [Line Items]
Total	$ 38,000,000	64,000,000
Agricultural Products [Member] | Up To 3 Months [Member]
Statement [Line Items]
Total		2,360,000,000
Agricultural Products [Member] | From 3 To 6 Months [Member]
Statement [Line Items]
Total		397,000,000
Agricultural Products [Member] | Over 6 Months [Member]
Statement [Line Items]
Total		$ 183,000,000
Lease And Services [Member]
Statement [Line Items]
Percentage of representation	41.50%	9.24%
Total	$ 8,775,000,000	$ 6,370,000,000
Lease And Services [Member] | Allowance [Member]
Statement [Line Items]
Total	961,000,000	1,206,000,000
Lease And Services [Member] | Up To 3 Months [Member]
Statement [Line Items]
Total	1,119,000,000
Lease And Services [Member] | From 3 To 6 Months [Member]
Statement [Line Items]
Total	$ 367,000,000
Lease And Services [Member] | Over 6 Months [Member]
Statement [Line Items]
Total		173,000,000
Sale of Communication Equipment [Member] | Up To 3 Months [Member]
Statement [Line Items]
Total		$ 0
Sale of Properties and Developments [Member]
Statement [Line Items]
Percentage of representation	42.20%	12.65%
Total	$ 8,922,000,000	$ 8,722,000,000
Sale of Properties and Developments [Member] | Non-past Due [Member]
Statement [Line Items]
Total		8,420,000,000
Sale of Properties and Developments [Member] | Allowance [Member]
Statement [Line Items]
Total	$ 0	2,000,000
Sale of Properties and Developments [Member] | Up To 3 Months [Member]
Statement [Line Items]
Total		284,000,000
Sale of Properties and Developments [Member] | From 3 To 6 Months [Member]
Statement [Line Items]
Total		8,000,000
Sale of Properties and Developments [Member] | Over Six Months [Member]
Statement [Line Items]
Total		8,000,000
Communications Services [Member] | Up To 3 Months [Member]
Statement [Line Items]
Total		$ 2,230,000,000
Sale of Communication Equipments [Member]
Statement [Line Items]
Percentage of representation		30.80%
Total		$ 21,241,000,000
Communication Service [Member]
Statement [Line Items]
Percentage of representation		36.38%
Total		$ 25,093,000,000
Sale of Communication Equipment [Member] | Non-pasts Dues [Member]
Statement [Line Items]
Total		20,538,000,000
Communication Services [Member] | Allowance [Member]
Statement [Line Items]
Total		$ 3,808,000,000